SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fulfilment costs (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets
Capitalized fulfilment cost	¥ 47,400	¥ 47,400